Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

December 31, 2017	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2017
Trade name	$10,420	$(10,420)	—
Port terminal operating rights	53,152	(10,889)	42,263
Customer relationships	36,120	(18,375)	17,745

Total intangible assets	$99,692	$(39,684)	$60,008

December 31, 2016	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2016
Trade name	$10,420	$(9,378)	$1,042
Port terminal operating rights	53,152	(10,162)	42,990
Customer relationships	36,120	(16,601)	19,519

Total intangible assets	$99,692	$(36,141)	$63,551

Schedule of aggregate amortization of intangible assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	985	985	985	985	985	37,338	42,263
Customer relationships	1,775	1,775	1,775	1,775	1,775	8,870	17,745

Total	$2,760	$2,760	$2,760	$2,760	$2,760	$46,208	$60,008